PROPERTY AND EQUIPMENT (Details) - Schedule of Property, Plant, and Equipment - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Property, Plant, and Equipment [Abstract]
Land		$ 812,340	$ 812,340
Buildings		871,767	724,284
Leasehold improvements		41,534	45,000
Furniture, fixtures and equipment		66,044	15,792
Construction in progress			138,056
		1,791,685	1,735,472
Less: Accumulated depreciation		(66,417)	(28,062)
	$ 1,700,813	$ 1,725,268	$ 1,707,410